INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The provision for income taxes consisted of the following for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(in millions)
Current provision:
Federal	$921	$1,067	$1,006
States and Puerto Rico	88	90	81
Total current provision	1,009	1,157	1,087
Deferred benefit	(71)	(2)	(64)
Provision for income taxes	$938	$1,155	$1,023

The provision for income taxes was different from the amount computed using the federal statutory rate for the years ended December 31, 2016, 2015 and 2014 due to the following:

	2016	2015	2014
	(in millions)
Income tax provision at federal statutory rate	$543	$851	$759
States, net of federal benefit, and Puerto Rico	41	44	48
Tax exempt investment income	(20)	(24)	(27)
Health insurer fee	336	314	204
Nondeductible executive compensation	30	18	22
Concentra sale	—	(67)	—
Other, net	8	19	17
Provision for income taxes	$938	$1,155	$1,023

The provision for income taxes for 2016, 2015, and 2014 reflects a $30 million, $18 million, and $22 million, respectively, estimated impact from limitations on the deductibility of annual compensation in excess of $500,000 per employee as mandated by the Health Care Reform Law. We do not have material uncertain tax positions reflected in our consolidated balance sheets.
Deferred income tax balances reflect the impact of temporary differences between the tax bases of assets or liabilities and their reported amounts in our consolidated financial statements, and are stated at enacted tax rates expected to be in effect when the reported amounts are actually recovered or settled. Principal components of our net deferred tax balances at December 31, 2016 and 2015 were as follows.

	Assets (Liabilities)
	2016	2015
	(in millions)
Future policy benefits payable	$355	$200
Benefits payable	196	267
Compensation and other accrued expenses	153	130
Net operating loss carryforward	52	47
Deferred acquisition costs	72	64
Unearned revenues	18	22
Investment securities	12	—
Other	6	13
Total deferred income tax assets	864	743
Valuation allowance	(49)	(42)
Total deferred income tax assets, net of valuation allowance	815	701
Depreciable property and intangible assets	(363)	(363)
Prepaid expenses	(53)	(45)
Investment securities	—	(37)
Total deferred income tax liabilities	(416)	(445)
Total net deferred income tax assets	$399	$256
Amounts recognized in the consolidated balance sheets:
Other long-term assets	$399	$256

In November 2015, the FASB issued new guidance related to accounting for income taxes which changes the balance sheet classification of deferred taxes, requiring deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. We elected to early adopt the guidance and have classified all deferred tax liabilities and assets as noncurrent in our consolidated balance sheets at December 31, 2016 and 2015 to simplify their presentation.
At December 31, 2016, we had approximately $138 million of net operating losses to carry forward related to prior acquisitions and our Puerto Rico subsidiaries. These net operating loss carryforwards, if not used to offset future taxable income, will expire from 2017 through 2033. Due to limitations and uncertainty regarding our ability to use some of the carryforwards, a valuation allowance was established on $126 million of these net operating loss carryforwards and $4 million of other items related to Puerto Rico. For the remainder of the net operating loss carryforwards and other cumulative temporary differences, based on our historical record of producing taxable income and profitability, we have concluded that future operating income will be sufficient to give rise to tax expense to recover all deferred tax assets.
We provide for income taxes on the undistributed earnings of our Puerto Rico operations using that jurisdiction’s tax rate, which has been lower historically than the U.S. statutory tax rate. Permanent investment of these earnings has resulted in cumulative unrecognized deferred tax liabilities of approximately $30 million as of December 31, 2016.
We file income tax returns in the United States and certain foreign jurisdictions. The U.S. Internal Revenue Service, or IRS, has completed its examinations of our consolidated income tax returns for 2014 and prior years. Our 2015 tax return is in the post-filing review period under the Compliance Assurance Process (CAP). Our 2016 tax return is under advance review by the IRS under CAP. With few exceptions, which are immaterial in the aggregate, we no longer are subject to state, local and foreign tax examinations for years before 2013. We are not aware of any material adjustments that may be proposed.